Employee Benefits (Post-Employment) - Summary of Changes in the Net Defined Benefits (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 22,750	$ 21,830
Discontinued operations	(1,251)
Remeasurement effects recognized in other comprehensive income	(1)	3,130
Current service cost	157
Costs incurred in the period		1,232
Interest income and expenses	913	2,727
Contributions paid	(402)	(715)
Payments related to Term of financial commitment (TFC)	(93)	(195)
Others	(16)	31
Cumulative Translation Adjustment	221	(5,290)
Ending balance	22,278	22,750
Current	778
Non-current	21,500
Petros Pension Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		10,728
Costs incurred in the period		23
Interest income and expenses		255
Contributions paid		(93)
Transfer due to spin-off		(10,858)
Cumulative Translation Adjustment		(55)
Petros renegotiated pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	7,152
Discontinued operations	(401)
Remeasurement effects recognized in other comprehensive income		(12)
Current service cost	26
Costs incurred in the period		53
Interest income and expenses	262	1,144
Contributions paid	(144)	(229)
Payments related to Term of financial commitment (TFC)	(66)	(141)
Transfer due to spin-off		8,155
Others		(153)
Cumulative Translation Adjustment	68	(1,818)
Ending balance	6,897	7,152
Current	280
Non-current	6,617
Petros nonrenegotiated pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,880
Discontinued operations	(177)
Remeasurement effects recognized in other comprehensive income		531
Current service cost	3
Costs incurred in the period		7
Interest income and expenses	105	374
Contributions paid	(41)	(74)
Payments related to Term of financial commitment (TFC)	(27)	(54)
Transfer due to spin-off		2,703
Others		(20)
Cumulative Translation Adjustment	28	(607)
Ending balance	2,771	2,880
Current	99
Non-current	2,672
Petros 2 Pension Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	411	260
Discontinued operations	(17)
Remeasurement effects recognized in other comprehensive income		138
Current service cost	20
Costs incurred in the period		56
Interest income and expenses	19	23
Cumulative Translation Adjustment	3	(66)
Ending balance	436	411
Non-current	436
AMS Medical Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	12,236	10,802
Discontinued operations	(655)
Remeasurement effects recognized in other comprehensive income		2,471
Current service cost	106
Costs incurred in the period		1,082
Interest income and expenses	525	927
Contributions paid	(210)	(319)
Cumulative Translation Adjustment	120	(2,727)
Ending balance	12,122	12,236
Current	397
Non-current	11,725
Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	71	40
Discontinued operations	(1)
Remeasurement effects recognized in other comprehensive income	(1)	2
Current service cost	2
Costs incurred in the period		11
Interest income and expenses	2	4
Contributions paid	(7)
Others	(16)	31
Cumulative Translation Adjustment	2	(17)
Ending balance	52	$ 71
Current	2
Non-current	$ 50